May 3, 2022
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:	RiverSource Life Insurance Company
  on behalf of RiverSource Variable Annuity Account
File Nos. 333-139763/811-07195
RiverSource® Innovations Select Variable Annuity
RiverSource® Endeavor Select Variable Annuity
RiverSource® Innovations  Variable Annuity
RiverSource® Innovations  Classic Select Variable Annuity
RiverSource® Innovations  Classic Variable Annuity
RiverSource® New Solutions  Variable Annuity
Evergreen Essential Variable Annuity
Evergreen New Solutions Select Variable Annuity
Evergreen New Solutions Variable Annuity
Wells Fargo Advantage Select Variable Annuity
                                    Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Registrant's Post- Effective Amendment No. 31 filed on April 27, 2022.
If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary